Income and Expenses from Commissions (Tables)	12 Months Ended
Dec. 31, 2024
Income and Expenses from Commissions [Abstract]
Schedule of Income and Expenses from Commissions

The income and expenses from commissions shown in the Consolidated Statement of Income for the years ended December 31, 2024, 2023 and 2022 refer to the following items:

	2024	2023	2022
	MCh$	MCh$	MCh$

Income from commissions and services rendered
Comissions from debit and credit card services	231,343	238,523	217,342
Remuneration from administration of mutual funds, investment funds or others	142,311	118,170	121,028
Comissions from collections and payments	80,326	81,043	87,541
Comissions from portfolio management	68,969	62,218	59,812
Comissions from guarantees and letters of credit	41,923	37,399	35,381
Brand use agreement	29,082	32,655	26,333
Insurance not related to the granting of credits to natural persons	25,303	24,772	21,594
Use of distribution channel	24,670	31,184	27,135
Comissions from trading and securities management	19,653	17,287	19,238
Insurance related to the granting of credits to natural persons	11,942	15,428	14,237
Insurance not related to the granting of credits to legal entities	5,144	7,317	4,197
Comissions from lines of credit and current account overdrafts	4,978	4,958	4,607
Financial advisory services	2,688	5,274	9,070
Insurance related to the granting of credits to legal entities	2,007	2,098	1,706
Comissions from factoring operations services	1,313	1,380	1,394
Loan commissions with letters of credit	68	106	212
Other commission earned	25,627	23,322	20,272
Total	717,347	703,134	671,099
of which: recognized over time	706,602	678,513	648,706
of which: recognized at a point in time	10,745	24,621	22,393

Expenses from commissions and services received
Commissions from card transactions	59,763	54,981	49,223
Expenses from obligations of loyalty and merit card customers programs	39,518	39,731	34,324
Interbank transactions	39,471	50,734	41,012
Commissions from use of card brands license	8,529	9,115	9,224
Comissions from securities transaction	5,293	4,995	5,599
Collections and payments	4,120	4,279	4,469
Other commissions from services received	4,345	4,615	5,009
Total	161,039	168,450	148,860